SUBSEQUENT EVENTS (Details) (NewportBancorpInc [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
NewportBancorpInc [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement	Mar. 05, 2013
Cash Consideration per share	$ 17.55
Stock Consideration Paid per share	$ 1.5129
Assets of Company to be Acquired	$ 449.4
Loans of Company to be Acquired	355.0
Deposits of Company to be Acquired	$ 289.7
Number of Branches Acquired	6